UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (617) 954-5000

Date of fiscal year end:     November 30

Date of reporting period:     May 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® High Income Municipal Trust

5/31/08

CXE-SEM

MFS® High Income Municipal Trust

New York Stock Exchange Symbol:  CXE

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top five industries (i)
Healthcare – Hospitals	19.3%
Healthcare Revenue – Long-Term Care	18.8%
Tax Assessment	8.5%
Multi-Family Housing Revenue	6.5%
Tobacco	6.3%

Portfolio structure reflecting equivalent exposure of derivative holdings (i)

Credit quality of bonds (r)
AAA	15.1%
AA	3.2%
A	7.5%
BBB	26.5%
BB	5.8%
B	2.4%
CCC	1.1%
Not Rated	38.4%

Portfolio facts
Average Duration (d)(i)	9.6
Average Life (i)(m)	14.7 yrs.
Average Maturity (i)(m)	17.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A–
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 5/31/08.

Percentages are based on net assets, including preferred shares, as of 5/31/08, unless otherwise stated.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Gary Lasman	—	Investment Officer of MFS; employed in the investment area of MFS since 2002. Portfolio manager of the fund since June 2007.
Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment area of MFS since 1993. Portfolio manager of the fund since June 2007.

PERFORMANCE SUMMARY THROUGH 5/31/08

The following chart represents the fund’s historical performance in comparison to its benchmark(s). Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the sale of fund shares.

Price Summary
Six Months Ended 5/31/08	Date		Price
Net Asset Value	5/31/08		$5.58
	11/30/07		$6.00
New York Stock Exchange Price	5/31/08		$5.48
	2/12/08	(high) (t)	$5.70
	3/20/08	(low) (t)	$5.06
	11/30/07		$5.57

Total Returns vs Benchmarks

Six Months Ended 5/31/08

New York Stock Exchange Price (r)	1.53%

Net Asset Value (r)	(4.03)%

Lehman Brothers Municipal Bond Index (f)	1.44%

(f)	Source: FactSet Research Systems Inc.

(r)	Includes reinvestment of dividends and capital gain distributions.

(t)	For the period December 1, 2007 through May 31, 2008.

Benchmark Definition

Lehman Brothers Municipal Bond Index – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.

It is not possible to invest directly in an index.

Notes to Performance Summary

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

Performance Summary – continued

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income exempt from federal income tax, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund invests, under normal market conditions, at least 80% of its net assets, including assets attributable to preferred shares and borrowings for investment purposes, in tax-exempt bonds and tax-exempt notes. This policy may not be changed without shareholder approval. Tax-exempt bonds and tax-exempt notes are municipal instruments, the interest of which is exempt from federal income tax. Interest from the fund’s investments may be subject to the federal alternative minimum tax.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest a relatively high percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund uses leverage through the issuance of preferred shares and/or the creation of tender option bonds, and then investing the proceeds pursuant to its investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes and the financial condition of the issuers and/or insurers of municipal instruments. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. To the extent that the fund participates in the creation of tender option bonds, it will hold more concentrated positions in individual securities and so its performance may be more volatile than the performance of more diversified funds. A tender option bond issue may terminate upon the occurrence of certain enumerated events, which would result in a reduction to the fund’s leverage. In connection with the creation of tender option bonds and for other investment purposes, the fund may invest in inverse floating rate instruments, whose potential income return is inversely related to changes in a floating interest rate. Inverse floating rate instruments may provide investment leverage and be more volatile than other debt instruments. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

DIVIDEND REINVESTMENT PLAN

Common shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by Computershare (the “Plan Agent”), as agent under the fund’s Dividend Reinvestment Plan (the “Plan”). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the fund declare a dividend or determine to make a capital gain distribution payable either in shares of the fund or in cash, as shareholders may have elected, non participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the fund. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the fund at the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of fund shares at such time, or if the fund declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the fund’s shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the fund. In circumstances in which the net asset value of fund shares is more than 5% below their market price, participants in the Plan will be issued shares through the Plan at a price exceeding net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant’s account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder’s notice of election to participate in or withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

Dividend Reinvestment Plan – continued

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by the fund. There will be no brokerage charges with respect to shares issued directly by the fund as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to Plan participants. Contact the Plan Agent for more information regarding the Plan. All communication concerning the Plan should be directed to Computershare Trust Company, N.A. by mail at P.O. Box 43078, Providence, RI 02940-3078, by phone at 1-800-637-2304 or by going to the Plan Agent’s website at www.computershare.com.

The following changes in the Plan will take effect on November 1, 2008:

•	If shares are registered in your own name, new shareholders will automatically participate in the Plan unless you have indicated that you do not wish to participate.

•

Purchases for reinvested dividends are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater.

•	You can buy shares of the fund through the Plan Agent on a quarterly basis. Investments may be made in any amount of $100 or more. Contact the Plan Agent for further information.

•	If you withdraw from the Plan you will have three options with regard to shares held in the Plan:
•

Your full non-certificated shares will be held by the Plan Agent in your account in book-entry form and a check will be issued for the value of any fractional shares, less any applicable fees and brokerage charges.

•	The Plan Agent will sell all full and fractional shares and send the proceeds via check to your address of record. A service fee and a brokerage charge will be deducted from the proceeds.
•	If you opt to sell your shares through an investment professional, you may request your investment professional to transfer shares electronically from your Plan account to your brokerage firm account.

PORTFOLIO OF INVESTMENTS

5/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 153.8%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 3.9%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$610,000	$533,529
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	2,840,000	2,863,912
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	2,705,789
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	750,000	770,047

		$6,873,277
General Obligations - General Purpose - 0.7%
New York, NY, “H”, 6%, 2017	$5,000	$5,051
Puerto Rico Government Development Bank, “B”, 5%, 2015	700,000	721,594
State of California, 5.25%, 2023	380,000	409,050

		$1,135,695
General Obligations - Schools - 1.8%
Irving, TX, Independent School District, “A”, PSF, 0%, 2018	$1,000,000	$655,079
Montebello, CA, Unified School District, FSA, 0%, 2021	1,435,000	764,825
Montebello, CA, Unified School District, 0%, 2023	1,505,000	716,138
Placer, CA, Unified School District, “A”, FGIC, 0%, 2019	1,700,000	1,005,736

		$3,141,778
Healthcare Revenue - Hospitals - 32.1%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$565,000	$477,746
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	835,000	702,702
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,608,746
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “L”, ASSD GTY, 5.25%, 2041	1,130,000	1,152,013
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	375,000	308,590
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	745,000	789,982
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	1,500,000	1,487,564
Cass County, MO, Hospital Rev., 5.625%, 2038	235,000	219,719
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 6.4%, 2029	425,000	431,489

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “B”, 6.4%, 2029	$1,000,000	$1,015,269
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	1,400,000	1,416,140
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,095,960
Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018	750,000	758,737
District of Columbia Hospital Rev. (Children’s Hospital Obligations Group), FSA, 5.25%, 2045	705,000	709,357
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	470,000	470,700
Forsyth County, GA, Hospital Authority Rev. (Baptist Health Care System), ETM, 6%, 2008 (c)	170,000	172,326
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	750,000	560,235
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	120,000	102,869
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	115,000	99,968
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,166,868
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	2,450,000	2,480,699
Illinois Finance Authority Rev. (Edward Hospital), AMBAC, 5.5%, 2040	1,700,000	1,749,929
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	565,000	466,747
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	500,000	540,450
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,445,000	1,278,319
Indiana Health & Educational Facilities Financing Authority Rev. (Jackson County Schneck Memorial Hospital), “A”, 5.25%, 2036	500,000	484,360
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	145,000	147,571
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	552,391
Jefferson County, IA, Hospital Authority Rev. (Jefferson County Hospital), “C”, 5.8%, 2032	325,000	314,041
Johnson City, TN, Health & Educational Facilities Board Hospital Rev., 5.5%, 2031	1,455,000	1,426,977
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	285,000	277,051
Kent Hospital, MI, Finance Authority Rev. (Spectrum Health) “A”, 5.5%, 2047 (a)	1,000,000	1,068,390

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	$1,070,000	$1,018,266
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	80,000	75,546
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	69,986
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5%, 2016	400,000	404,832
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	600,000	608,814
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	565,000	564,056
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	105,000	101,663
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	150,000	149,342
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019	200,000	201,256
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.75%, 2029	450,000	438,296
Massachusetts Health & Educational Facilities (Quincy Medical Center) “A”, 6.5%, 2038	420,000	418,320
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	1,000,000	1,205,650
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	513,390
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	1,000,000	1,132,560
Miami County, OH, Hospital Facilities Rev. (Upper Valley Medical Center), 5.25%, 2018	450,000	450,855
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority (Health Partners), 6%, 2021	500,000	516,725
Mississippi Hospital Equipment & Facilities Authority Rev. (South Central Regional Medical Center), 5.25%, 2026	1,000,000	931,670
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	139,421
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	707,552
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	350,000	394,464
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	50,000	50,845

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	$800,000	$703,440
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	685,447
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	365,000	340,921
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,964,139
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	200,000	222,330
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	1,615,000	1,507,489
Salida, CO, Hospital District Rev., 5.25%, 2036	945,000	782,337
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	1,250,000	1,103,475
Sandusky County, OH, Hospital Facilities Rev. (Memorial Hospital), 5.15%, 2010	250,000	252,550
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	120,000	116,926
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	380,000	418,106
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	1,370,000	1,398,606
South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals & Health Systems), “A”, 5.25%, 2034	800,000	793,184
South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034	500,000	507,475
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	225,000	225,437
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	874,280
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	210,848
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	2,031,440
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	261,612
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	209,777
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 6%, 2012 (c)	1,000,000	1,113,430
West Orange, FL, Healthcare District, “A”, 5.65%, 2022	525,000	538,004
West Virginia Hospital Finance Authority Rev. (Charleston Medical Center), 6.75%, 2010 (c)	805,000	886,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	$525,000	$538,361
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	992,730
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	768,553

		$56,075,019
Healthcare Revenue - Long Term Care - 31.2%
ABAG Finance Authority for Non-Profit Corps., CA (Eskaton Gold River Lodge), 6.375%, 2008 (c)	$525,000	$545,937
ABAG Finance Authority for Non-Profit Corps., CA (Eskaton Gold River Lodge), 6.375%, 2008 (c)	550,000	572,187
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	1,000,000	949,870
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	500,000	508,765
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	255,000	254,878
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	109,884
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	136,533
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	1,000,000	1,007,200
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	970,000	1,104,655
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	750,000	888,998
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,530,000	1,545,652
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	469,776
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2031	455,000	460,847
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,186,080
Colorado Health Facilities Authority Rev. (Volunteers of America Care Facilities), “A”, ETM, 5.45%, 2008 (c)	45,000	45,113
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	450,000	424,985
Connecticut Development Authority Rev. (Elim Park Baptist Home, Inc.), 5.85%, 2033	660,000	648,839

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	$750,000	$720,428
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,000,000	825,140
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5.125%, 2042	1,000,000	790,860
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	800,000	680,776
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	598,670
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	204,338
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	700,000	680,491
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	775,000	720,959
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,150,000	1,112,430
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,182,725
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	900,000	1,031,184
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	734,751
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	150,000	145,100
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	895,000	1,068,183
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	550,000	539,281
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,344,168
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	665,000	567,125
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	235,853
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	1,145,000	1,082,265
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,590,000	1,414,830
Kentwood, MI, Economic Development Ltd. (Holland Home), “A”, 5.375%, 2036	1,000,000	902,620
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	690,000	712,860
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2010 (c)	500,000	553,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Lee County, FL, Industrial Development Authority Health Care Facilities Rev. (Shell Point Village), “A”, 5.5%, 2009 (c)	$600,000	$633,678
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills Retirement Foundation), “A”, 6.375%, 2009 (c)	650,000	683,742
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 6.5% to 2009, 8% to 2029	575,000	627,722
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	812,758
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,230,000	1,217,319
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	240,000	214,927
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	60,000	53,225
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	400,000	401,648
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	101,926
Meridian, MI, Economic Development Corp., First Mortgage (Burcham Hills Retirement Center), “A-1”, 5.25%, 2026	300,000	272,292
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	600,000	544,560
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 7.75%, 2029	1,140,000	1,240,195
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	235,170
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	697,718
New Hampshire Higher Education & Health Facilities Authority Rev. (Rivermead at Peterborough Retirement Community), 5.625%, 2018	500,000	500,410
New Hampshire Higher Education & Health Facilities Authority Rev. (Rivermead at Peterborough Retirement Community), 5.75%, 2028	500,000	461,405
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	193,493
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	757,981
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	1,300,000	1,154,881
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	925,000	1,057,275
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	500,000	417,390

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
New Jersey Economic Development Authority Rev., First Mortgage (Winchester), “A”, 5.75%, 2024	$750,000	$733,605
North Carolina Medical Care Commission, First Mortgage (DePaul Community Facilities, Inc.), 7.625%, 2009 (c)	1,475,000	1,592,794
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,740,000	1,504,717
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	1,145,000	1,133,905
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	465,000	473,844
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	450,000	433,134
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	365,000	343,848
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	335,000	300,321
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	600,000	514,626
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	300,000	243,432
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	431,770
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.375%, 2040	250,000	203,035
Washington County, MN, Housing & Redevelopment Authority Rev. (Aspen Cottages), 9.25%, 2022	890,000	867,403
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 7.75%, 2029	1,210,000	1,334,364
Wisconsin Health & Educational Facilities Authority Rev. (AE Nursing), “A”, 8.5%, 2033	900,000	901,305
Wisconsin Health & Educational Facilities Authority Rev. (Clement Manor, Inc.), 5.75%, 2024	1,300,000	1,249,586
Wisconsin Health & Educational Facilities Authority Rev. (United Lutheran Home), 5.7%, 2028	1,000,000	896,290
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	120,000	112,630
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	245,000	225,131

		$54,483,901
Industrial Revenue - Airlines - 3.1%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,125,000	$581,276
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	2,255,000	1,243,993

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	$1,125,000	$918,934
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,000,000	536,570
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	485,000	389,625
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033 (a)	750,000	779,190
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	475,000	447,099
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	500,000	475,260

		$5,371,947
Industrial Revenue - Chemicals - 0.3%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$541,200

Industrial Revenue - Environmental Services - 0.7%
Carbon County, UT, Solid Waste Disposal Rev. (Allied Waste Industries), “A”, 7.5%, 2010	$250,000	$250,625
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	502,210
Gulf Coast Waste Disposal Authority, TX (Waste Management of Texas), “A”, 5.2%, 2028	465,000	409,316

		$1,162,151
Industrial Revenue - Metals - 0.6%
Director of Nevada Department of Business & Industry (Wheeling/Pittsburgh Steel), “A”, 8%, 2014	$695,000	$691,178
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh Steel), “A”, 7%, 2014	340,000	327,253

		$1,018,431
Industrial Revenue - Other - 4.1%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$450,000	$422,843
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser-Busch Project), 5.95%, 2032	1,000,000	1,016,960
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	522,910
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	650,000	643,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	$250,000	$241,120
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,250,000	1,260,725
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,487,835
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	375,000	383,734
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	600,000	591,786
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	650,000	645,437

		$7,216,395
Industrial Revenue - Paper - 2.8%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$400,000	$334,808
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	550,000	544,198
Camden, AR, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2018	250,000	228,845
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	1,000,000	991,590
Escambia County, FL, Environmental Improvement Rev. (International Paper Co., Projects) “A”, 5%, 2026	1,270,000	1,058,266
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	291,815
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), “B”, 6.7%, 2022	850,000	900,346
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	550,000	510,653

		$4,860,521
Miscellaneous Revenue - Entertainment & Tourism - 2.2%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (z)	$1,000,000	$1,021,840
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	220,000	228,083
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	895,000	933,959
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	717,688
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	600,000	601,938
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	365,000	330,800

		$3,834,308

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 1.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), XLCA, 5.25%, 2024	$150,000	$145,799
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	500,000	510,315
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	730,000	678,871
Los Angeles, CA, Regional Airports Improvement Corp. (LAX Fuel Corp.), AMBAC, 5.25%, 2023	750,000	728,408
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	274,107

		$2,337,500
Multi-Family Housing Revenue - 10.9%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$750,000	$765,953
Capital Trust Agency, FL, Housing Authority Rev. (Atlantic Housing Foundation), “C”, 5.875%, 2028	775,000	726,214
Charter Mac Equity Issuer Trust, 6.3%, 2019 (n)	1,000,000	1,105,550
Charter Mac Equity Issuer Trust, FRN, FHLMC, 6.625%, 2009 (a)(n)	2,000,000	2,063,000
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	715,000	725,675
District of Columbia Housing Finance Agency (Henson Ridge), FHA, 5.1%, 2037	1,000,000	931,420
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	1,497,610	1,389,632
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	395,000	398,942
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), “C”, 8%, 2032	365,000	368,814
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	1,000,000	972,860
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	500,000	497,885
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	500,000	478,735
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050 (a)(n)	2,000,000	2,138,660
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	1,250,000	1,099,475
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	539,604
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	482,510
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), 5.5%, 2018	995,000	1,012,403
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “A”, 10.25%, 2019	2,200,000	2,178,000
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “B”, 0%, 2019	681,000	354,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	$850,000	$772,616

		$19,002,068
Sales & Excise Tax Revenue - 0.4%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$761,378

Single Family Housing - Local - 1.6%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$978,599	$893,745
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	1,877,640

		$2,771,385
Single Family Housing - State - 1.4%
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	$1,200,000	$1,162,680
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	1,340,000	1,288,705

		$2,451,385
Solid Waste Revenue - 1.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$2,000,000	$2,006,700
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	210,000	219,343
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	500,000	494,995

		$2,721,038
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$97,692

State & Local Agencies - 5.7%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,069,320
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	650,000	651,411
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., SBHAC, 5%, 2038	3,000,000	3,012,270
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,526,040
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,130,340
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	466,365

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	$155,000	$180,042
Puerto Rico Public Finance Corp., Unrefunded, “E”, 6%, 2026	1,645,000	1,910,766

		$9,946,554
Tax - Other - 1.2%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$1,030,090
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	1,000,000	980,790
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	150,000	142,124

		$2,153,004
Tax Assessment - 14.2%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$600,000	$594,180
Ave Maria, FL, Stewardship Community, “A”, 5.125%, 2038	350,000	262,976
Carson, CA, Improvement Board Act 1915, 7.375%, 2022	35,000	35,186
Celebration Community Development District, FL, “A”, 6.4%, 2034	950,000	978,586
Channing Park Community Development District, FL, 5.3%, 2038	600,000	459,528
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	464,949
Colonial Country Club Community Development District, FL, 6.4%, 2033	705,000	721,264
Double Branch Community Development District, FL, “A”, 6.7%, 2034	660,000	677,378
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	213,530
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	295,000	278,315
Grand Bay at Doral Community Development, FL, “A”, 6%, 2039	120,000	102,238
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	700,000	647,136
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	415,000	373,612
Homestead 50 Community Development District, FL, “A”, 6%, 2037	480,000	409,291
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	220,000	208,853
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	767,265
Lexington Oaks Community Development District, FL, “A”, 6.125%, 2008 (c)	305,000	310,270
Lexington Oaks Community Development District, FL, “A”, 7.2%, 2030	260,000	268,206
Lexington Oaks Community Development District, FL, “A”, 6.7%, 2033	250,000	256,900
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	508,906

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	$500,000	$473,680
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	815,000	713,035
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	426,140
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City Redevelopment Project), 5.375%, 2033	1,375,000	1,310,568
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038	500,000	375,445
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	165,685
Orange County, CA, Community Facilities District, Special Tax (Ladera Ranch), “A”, 6.7%, 2009 (c)	500,000	536,970
Orange County, CA, Improvement Act 1915, “B”, 5.75%, 2033	500,000	471,425
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	70,000	69,089
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	283,395
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	2,000,000	1,854,680
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2023	300,000	286,797
Redwood City, CA, Community Facilities District, Special Tax, “B”, 5.95%, 2028	600,000	598,536
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., 0%, 2019 (f)	1,910,000	1,137,978
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., 0%, 2022 (f)	1,910,000	951,925
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	1,200,000	903,492
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	270,000	229,670
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	585,000	575,014
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	300,000	225,147
Temecula Valley, CA, Unified School District, Community Facilities District No. 02-1, 6.125%, 2033	400,000	390,424
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	760,000	723,383
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	203,867

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	$749,000	$676,295
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	740,000	590,831
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	425,000	368,275
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037	1,230,000	1,022,979
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	770,000	661,700

		$24,764,994
Tobacco - 10.6%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., 5.75%, 2034	$635,000	$553,752
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	3,905,000	3,524,770
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	3,030,000	2,585,075
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los Angeles County), 0%, 2046	6,500,000	356,460
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,680,000	1,823,825
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	2,125,000	1,649,744
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	2,310,000	304,643
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,375,000	2,088,551
Rhode Island Tobacco Settlement Authority, 6%, 2023	2,740,000	2,657,553
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032	250,000	250,788
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)	1,500,000	1,747,620
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	1,250,000	962,238

		$18,505,019
Toll Roads - 3.8%
E-470 Public Highway Authority, CO, “B”, 0%, 2010 (c)	$8,750,000	$1,248,975
E-470 Public Highway Authority, CO, “B”, MBIA, 0%, 2018	3,000,000	1,810,890
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	1,245,000	1,408,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Richmond, VA, Metropolitan Authority Expressway Rev., FGIC, 5.25%, 2022	$2,000,000	$2,166,520

		$6,635,215
Universities - Colleges - 0.8%
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	$100,000	$100,885
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	645,000	647,883
Pennsylvania Higher Educational Facilities Authority Rev. (University of Philadelphia), “A”, 5.125%, 2025	600,000	598,314

		$1,347,082
Universities - Dormitories - 0.9%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,015,000	$919,874
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	750,000	674,970

		$1,594,844
Universities - Secondary Schools - 1.9%
California Statewide Communities Development Authority Rev., COP, (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,200,000	$1,226,784
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	545,000	491,012
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	695,000	570,241
Massachusetts Industrial Finance Agency (Cambridge Friends School), 5.8%, 2028	1,000,000	945,320

		$3,233,357
Utilities - Cogeneration - 2.4%
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	$1,000,000	$1,000,290
Port Authority NY & NJ, Special Obligation Rev., 6.75%, 2011	2,000,000	2,009,700
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	645,000	671,348
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	505,951

		$4,187,289

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - 8.4%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	$280,000	$268,061
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	561,950
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	60,000	54,725
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,650,000	2,656,970
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	1,250,000	1,118,963
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev., 5.125%, 2030 (a)	1,500,000	1,498,965
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	1,999,820
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	250,000	245,495
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy Seward), “A”, 6.75%, 2036	600,000	612,702
Pleasants County, WV, Industrial Development Rev. (West Penn Power Co.), AMBAC, 5.5%, 2029	4,250,000	4,254,038
Red River, TX, Authority Pollution Control (AEP Texas Central Co.), MBIA, 4.45%, 2020	555,000	544,882
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	240,000	183,377
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	205,000	196,259
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	500,000	499,965

		$14,696,172
Utilities - Municipal Owned - 0.5%
North Carolina Eastern Municipal Power Agency System Rev., “F”, 5.5%, 2016	$285,000	$298,694
North Carolina Eastern Municipal Power Agency, “D”, 6.7%, 2019	500,000	521,960

		$820,654
Utilities - Other - 0.7%
Main Street Natural Gas, Inc. Gas Revenue, “B”, 5%, 2019	$425,000	$404,600
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	430,000	400,438
Tennessee Energy Acquisition Corp. Gas Revenue, “A”, 5.25%, 2026	215,000	210,051
Tennessee Energy Acquisition Corp. Gas Revenue, “C”, 5%, 2025	310,000	292,355

		$1,307,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 1.9%
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	$1,125,000	$1,122,671
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), 7.5%, 2018	340,000	397,644
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	850,000	894,591
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	167,123
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	729,992

		$3,312,021
Total Municipal Bonds (Identified Cost, $275,921,223)		$268,360,718

Floating Rate Demand Notes - 10.6%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.13%, due 6/02/08	$2,000,000	$2,000,000
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 1.3%, due 6/02/08	1,800,000	1,800,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.13%, due 6/02/08	3,100,000	3,100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 1.31%, due 6/02/08	600,000	600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 1.31%, due 6/02/08	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 1.31%, due 6/02/08	2,000,000	2,000,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 1.35%, due 6/02/08	4,000,000	4,000,000
New York, NY, “A-4”, 1.15%, due 6/02/08	4,350,000	4,350,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.13%, due 6/02/08	500,000	500,000
Total Floating Rate Demand Notes, at Cost		$18,550,000
Total Investments (Identified Cost, $294,471,223)		$286,910,718

Other Assets, Less Liabilities - 4.4%		7,610,136
Preferred Shares (Issued by the Fund) - (68.8)%		(120,000,000)
Net Assets applicable to common shares - 100.0%		$174,520,854

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,328,558, representing 4.2% of net assets applicable to common shares.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013	7/22/03	$1,001,449	$1,021,840
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	220,000	228,083
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	895,000	933,959
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	556,951	539,604
Total Restricted Securities			$2,723,486
% of Net Assets Applicable to Common Shares			1.6%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

Futures contracts outstanding at 5/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note (Short)	121	$13,733,500	Sep-08	$36,444
U.S. Treasury Note 10 yr (Short)	729	81,944,156	Sep-08	102,365
				$138,809

At May 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $294,471,223)	$286,910,718
Cash	33,738
Receivable for investments sold	3,170,324
Interest receivable	4,761,859
Receivable from investment adviser	15,061
Other assets	76,631
Total assets		$294,968,331
Liabilities
Distributions payable on common shares	$23,347
Distributions payable on preferred shares	29,067
Payable for daily variation margin on open futures contracts	244,641
Payable to affiliates
Management fee	18,076
Transfer agent and dividend disbursing costs	2,429
Administrative services fee	386
Payable for independent trustees’ compensation	23,702
Accrued expenses and other liabilities	105,829
Total liabilities		$447,477
Preferred shares
Series T and Series W auction preferred shares (4,800 shares issued and outstanding at $25,000 per share) at liquidation value		$120,000,000
Net assets applicable to common shares		$174,520,854
Net assets consist of
Paid-in capital – common shares	$252,871,665
Unrealized appreciation (depreciation) on investments	(7,421,696)
Accumulated net realized gain (loss) on investments	(71,211,208)
Undistributed net investment income	282,093
Net assets applicable to common shares		$174,520,854
Preferred shares, at value (4,800 shares issued and outstanding at $25,000 per share)		120,000,000
Net assets including preferred shares		$294,520,854
Common shares of beneficial interest outstanding		31,267,528
Net asset value per common share (net assets of $174,520,854/ 31,267,528 shares of beneficial interest outstanding)		$5.58

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$8,995,255
Expenses
Management fee	$1,113,573
Transfer agent and dividend disbursing costs	15,808
Administrative services fee	23,912
Independent trustees’ compensation	13,460
Stock exchange fee	9,361
Preferred shares remarketing agent fee	150,894
Custodian fee	20,759
Shareholder communications	16,000
Auditing fees	35,110
Legal fees	8,876
Miscellaneous	23,022
Total expenses		$1,430,775
Fees paid indirectly	(18,466)
Reduction of expenses by investment adviser	(15,490)
Net expenses		$1,396,819
Net investment income		$7,598,436
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(530,472)
Futures contracts	(1,784,801)
Net realized gain (loss) on investments		$(2,315,273)
Change in unrealized appreciation (depreciation)
Investments	$(11,055,888)
Futures contracts	128,545
Net unrealized gain (loss) on investments		$(10,927,343)
Net realized and unrealized gain (loss) on investments		$(13,242,616)
Distributions declared to preferred shareholders		$(2,196,555)
Change in net assets from operations		$(7,840,735)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/08 (unaudited)	Year ended 11/30/07
Change in net assets
From operations
Net investment income	$7,598,436	$16,361,037
Net realized gain (loss) on investments	(2,315,273)	(9,737,308)
Net unrealized gain (loss) on investments	(10,927,343)	(13,261,053)
Distributions declared to preferred shareholders	(2,196,555)	(4,438,166)
Change in net assets from operations	$(7,840,735)	$(11,075,490)
Distributions declared to shareholders
From net investment income	$(5,378,015)	$(11,563,284)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$—	$230,658
Total change in net assets	$(13,218,750)	$(22,408,116)
Net assets applicable to common shares
At beginning of period	187,739,604	210,147,720
At end of period (including undistributed net investment income of $282,093 and $258,227, respectively)	$174,520,854	$187,739,604

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
			2007		2006	2005	2004	2003

Net asset value, beginning of period	$6.00		$6.73		$6.47	$6.39	$6.57	$6.52
Income (loss) from investment operations
Net investment income (d)	$0.24		$ 0.52	(z)	$0.52	$0.53	$0.52	$0.54
Net realized and unrealized gain (loss) on investments	(0.42)		(0.74	)(z)	0.27	0.09	(0.18)	0.04
Distributions declared to preferred shareholders	(0.07)		(0.14)		(0.13)	(0.08)	(0.04)	(0.04)
Total from investment operations	$(0.25)		$(0.36)		$0.66	$0.54	$0.30	$0.54
Less distributions declared to shareholders
From net investment income, common shares	$(0.17)		$(0.37)		$(0.40)	$(0.46)	$(0.48)	$(0.49)
Net asset value, end of period	$5.58		$6.00		$6.73	$6.47	$6.39	$6.57
Common share market value, end of period	$5.48		$5.57		$6.62	$6.42	$6.43	$6.45
Total return at common market value (%) (p)	1.53	(n)	(10.83)		9.63	7.18	7.44	11.17
Total return at net asset value (%) (p)(t)	(4.03	)(n)	(5.52)		10.60	8.69	4.82	8.72
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.62	(a)	1.55		1.54	1.55	1.58	1.54
Expenses after expense reductions (f)(p)	1.60	(a)	1.55		N/A	N/A	N/A	N/A
Net investment income (p)	8.59	(a)	8.06	(z)	7.97	8.17	8.04	8.30
Portfolio turnover	20		31		32	15	13	14
Net assets at end of period (000 Omitted)	$174,521		$187,740		$210,148	$201,666	$199,098	$204,506

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)	Years ended 11/30
		2007		2006	2005	2004	2003

Supplemental Ratios (%):
Net investment income available to common shares	6.11	5.88	(z)	6.01	6.88	7.39	7.72
Senior Securities:
Total preferred shares outstanding	4,800	4,800		4,800	4,800	4,800	4,800
Asset coverage per preferred share (k)	$61,359	$64,112		$68,781	$67,014	$66,479	$67,605
Involuntary liquidation preference per preferred share (o)	$25,000	$25,000		$25,004	$25,009	$25,008	$25,003
Average market value per preferred share (m)(x)	$25,000	$25,000		$25,000	$25,000	$25,000	$25,000
(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	Calculated by subtracting the fund’s total liabilities from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(m)	Amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(n)	Not annualized.
(o)	Effective November 30, 2007, amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(p)	Excludes dividend payment on auction preferred shares.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(x)	Average market value represents the approximate fair value of the fund’s liability.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended November 30, 2007 that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.16% to the net investment income ratio. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Income Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and

Notes to Financial Statements (unaudited) – continued

written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$286,910,718	$—	$286,910,718
Other Financial Instruments	$138,809	$—	$—	$138,809

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds and expiration of capital loss carryforwards.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

11/30/07
Tax-exempt income	$16,001,450

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/08
Cost of investments	$294,050,105
Gross appreciation	8,428,754
Gross depreciation	(15,568,141)
Net unrealized appreciation (depreciation)	$(7,139,387)

As of 11/30/07
Undistributed ordinary income	$22,189
Undistributed tax-exempt income	418,768
Capital loss carryforwards	(55,706,600)
Post-October capital loss deferral	(13,619,519)
Other temporary differences	(182,730)
Net unrealized appreciation (depreciation)	3,935,831

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/08	$(14,340,573)
11/30/09	(4,198,716)
11/30/10	(12,980,738)
11/30/11	(4,761,736)
11/30/12	(4,055,363)
11/30/14	(9,352,747)
11/30/15	(6,016,727)
$(55,706,600)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets (including the value of auction preferred shares). The investment adviser has agreed in writing to

Notes to Financial Statements (unaudited) – continued

pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed 0.95% annually of the fund’s average daily net assets (including the value of auction preferred shares). This written agreement will continue through November 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended May 31, 2008, this reduction amounted to $15,061 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2008, these fees paid to MFSC amounted to $7,449. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2008, no out of pocket expenses were incurred by the fund.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets (including the value of auction preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – The fund’s former independent trustees participated in a Deferred Compensation Plan (the Plan). The fund’s current independent trustees are not allowed to defer compensation under the Plan. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $23,702 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can

Notes to Financial Statements (unaudited) – continued

terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2008, the fee paid by the fund to Tarantino LLC was $761 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $429, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $54,192,972 and $60,964,178, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.

During the six months ended May 31, 2008, the fund did not repurchase any shares.

	Six months ended 5/31/08		Year ended 11/30/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	35,279	$230,658

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended May 31, 2008, the fund’s commitment fee and interest expense were $211 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Auction Preferred Shares

The fund issued 2,400 shares of Auction Preferred Shares (APS), series T and 2,400 of APS, series W. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund

Notes to Financial Statements (unaudited) – continued

would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including MFS High Income Municipal Trust, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2008, the APS dividend rates ranged from 2.26% to 3.59%. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for Common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future Common share earnings may be lower than they otherwise would have been.

The fund pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the trust’s By-Laws and the Investment Company Act of 1940.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS High Income Municipal Trust

We have reviewed the accompanying statement of assets and liabilities of the MFS High Income Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2008, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2008. These interim financial statements are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2007, and financial highlights for the year then ended and in our report dated January 16, 2008, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for each of the four years in the period then ended November 30, 2006 were audited by another independent registered public accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 17, 2008

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Products and Performance” and then “Closed-End Funds” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2007 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

Investor Information

Transfer Agent, Registrar and Dividend Disbursing Agent

Call	1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:	Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940-3078

Number of Shareholders

As of May 31, 2008, our records indicate that there are 1,211 registered shareholders and approximately 8,321 shareholders owning trust shares in “street” name, such as through brokers, banks, and other financial intermediaries.

If you are a “street” name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

1-800-637-2304

500 Boylston Street, Boston, MA 02116

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Income Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/1/07 – 12/31/07	0	N/A	0	0
1/1/08 – 1/31/08	0	N/A	0	0
2/1/08 – 2/29/08	0	N/A	0	0
3/1/08 – 3/31/08	0	N/A	0	3,126,753
4/1/08 – 4/30/08	0	N/A	0	3,126,753
5/1/08 – 5/31/08	0	N/A	0	3,126,753
Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2008 plan year is 3,126,753.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: July 17, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2008

*	Print name and title of each signing officer under his or her signature.